Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

16	Assets pledged, collateral received and assets transferred
Assets pledged[1]

Financial assets pledged as collateral
	2022	2021
	£m	£m
Treasury bills and other eligible securities	1,649	990
Loans and advances to banks	3,300	—
Loans and advances to customers	4,996	18,403
Debt securities	17,407	20,247
Equity securities	25,408	23,612
Cash collateral	45,034	29,963
Other	330	298
Assets pledged at 31 Dec	98,124	93,513

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2022	2021
	£m	£m
Trading assets	38,896	39,594
Financial investments	3,588	1,436
At 31 Dec	42,484	41,030

Assets pledged as collateral includes all assets categorised as encumbered in the disclosure except for assets held for sale.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued, plus mandatory over-collateralisation, is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. The group places both cash and non-cash collateral in relation to derivative transactions.
Collateral received[1]
The fair value of assets accepted as collateral, relating primarily to standard securities lending, reverse repurchase agreements and derivative margining, that the group is permitted to sell or repledge in the absence of default was £180,233m (2021: £202,794m). The fair value of any such collateral sold or repledged was £136,777m (2021: £151,378m).
The group is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred[1]
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full and a related liability, reflecting the group’s obligation to repurchase the assets for a fixed price at a future date is also recognised on the balance sheet.
Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The group is unable to use, sell or pledge the transferred assets for the duration of these transactions, and remains exposed to interest rate risk and credit risk on these pledged assets. The counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	£m	£m
At 31 Dec 2022
Repurchase agreements	13,349	13,371
Securities lending agreements	29,171	3,442

At 31 Dec 2021
Repurchase agreements	11,710	11,732
Securities lending agreements	29,321	2,129
1 Excludes assets classified as held for sale.